Benefit Plans (Net Pension Liability Recognized In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accrued pension costs	$ (1,662)	$ (1,191)
Net pension liability recognized at December 31	(1,690)	(1,221)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Other accrued liabilities	(28)	(30)
Accrued pension costs	(1,662)	(1,191)
Net pension liability recognized at December 31	$ (1,690)	$ (1,221)